Concentration and risks	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
Concentration and risks

Note 10 – Concentration and risks

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In China, the insurance coverage for cash deposits of each bank is RMB500,000. As of September 30, 2024, cash and restricted cash balance of RMB8,118,760 ($1,156,914) was deposited with financial institutions located in China, of which RMB6,079,773 ($866,361) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

The Company is also exposed to risk from its accounts receivable, contract assets and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Foreign exchange risk

Substantially all of the Company’s expense transactions are denominated in RMB and substantially all of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

To the extent that the Company needs to convert U.S. dollars into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends, strategic acquisition or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company.

Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. Liquidity risk is controlled by the application of financial position analysis and monitoring procedures. When necessary, the Company will turn to other financial institutions to obtain short-term funding or commercial factoring companies in exchange for cash flow from accounts receivables for certain project, or obtain financial support from the Company’s related parties and shareholders to resolve the liquidity shortage.

Interest rate risk

The Company is exposed to interest rate risk as there were short-term and long-term loans outstanding. Although interest rates for the Company’s loans are about fixed for the terms of the loans, and interest rates are subject to change upon renewal.

Customer concentration risk

For the fiscal year ended September 30, 2024, three customers accounted for 25.7%, 13.1% and 12.4% of the Company’s total revenues. For the fiscal year ended September 30, 2023, three customers accounted for 18.2%, 15.8% and 15.2% of the Company’s total revenues. For the fiscal year ended September 30, 2022, three customers accounted for 50.9%, 13.1% and 10.7%, respectively, of the Company’s total revenues.

As of September 30, 2024, two customers accounted for 21.9% and 13.7% of total balance of accounts receivable. As of September 30, 2023, three customers accounted for 20.4%, 18.6% and 15.3% of total balance of accounts receivable.

Vendor concentration risk

For the fiscal year ended September 30, 2024, two vendors accounted for 33.4% and 21.5% of the Company’s total purchases. For the fiscal year ended September 30, 2023, two vendors accounted for 28.1% and 23.6% of the Company’s total purchases. For the fiscal year ended September 30, 2022, one vendor accounted for 49.6% of the Company’s total purchases.

As of September 30, 2024, three vendors accounted for 28.6%, 22.8% and 10.5% of the total balance of accounts payable. As of September 30, 2023, two vendors accounted for 46.1% and 10.1% of the total balance of accounts payable.